SUBSEQUENT EVENT (Details) - USD ($) $ in Millions				12 Months Ended
	Mar. 31, 2021	Feb. 02, 2021	Jan. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, distributions to Parent for the repurchase of Parent's shares				$ 0.6	$ 0.2
Payment of dividend to Parent		$ 110.0
Subsequent Event
Subsequent Event [Line Items]
Aggregate debt issuance costs			$ 1.2
Subsequent Event | Amended Term Loan
Subsequent Event [Line Items]
Fixed quarterly payments	$ 5.8
Common stock, distributions to Parent for the repurchase of Parent's shares		175.0
Payment of note payable to Parent		64.9
Payment of dividend to Parent		$ 110.0
Subsequent Event | Third Amendment [Member]
Subsequent Event [Line Items]
Principal amount			175.0
Borrowings treated as debt modification			10.0
Amount Borrowed Treated As Debt			$ 165.0